Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Assets and liabilities held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disposal groups	$ 27,126	$ 115,836
Unallocated impairment losses	(31)	(1,975)
Non-current assets held for sale	139	273
Assets held for sale	27,234	114,134
Liabilities of disposal groups held for sale	$ 29,011	$ 108,406